FRANKLIN TEMPLETON
JAPAN FUND

YOUR FUND'S OBJECTIVE:

THE FRANKLIN TEMPLETON JAPAN FUND SEEKS LONG-TERM CAPITAL GROWTH BY INVESTING PRIMARILY IN SECURITIES OF COMPANIES DOMICILED IN JAPAN AND TRADED IN JAPANESE SECURITIES MARKETS.



November 15, 1996

Dear Shareholder:

We are pleased to bring you this semi-annual report of the Franklin Templeton Japan Fund for the six months ended September 30, 1996.

Throughout this reporting period, several economic indicators suggested that the Japanese economy was beginning to improve. The unemployment rate declined, the jobs/applicant ratio increased, housing starts were up, and investment spending was strong. However, banking reform measures proposed by the Japanese government did not take effect as anticipated. Due to Japanese Prime Minister Hashimoto's decision to dissolve the Diet in late September, the proposed legislation was put on hold until after the October general election. The outcome of this election could affect the Japanese economy because one of the political parties involved favors deregulation and a smaller government.

FRANKLIN TEMPLETON JAPAN FUND

Portfolio Breakdown on 9/30/96
Based on Total Net Assets

[PIE CHART]

Capital Equipment                                           37.5%

Services                                                    14.5%

Materials                                                   14.1%

Consumer Goods                                              12.9%

Finance                                                      7.6%

Multi-Industry                                               4.3%

Short-Term Obligations &
Other Net Assets                                             9.1%



The Nikkei 225 Index fluctuated in a fairly tight range during the period. Standing at 21,406 on March 31, 1996, it rose to a high of 22,666 on June 26, 1996, and ended the period at 21,556. Within this environment, the Fund provided a six-month total return of -6.70%, as discussed in the Performance Summary on page 4.

The Fund's performance was hurt as the yen declined in value due to monetary easing by the Bank of Japan. However, one of our top holdings, Sony Corp., an international entertainment conglomerate, benefited from the weaker yen because it made the cost of their goods lower in the United States. Since our main purpose is to pick stocks, not predict the economic environment, we do not usually hedge changes in the yen/U.S. dollar relationship. The Fund's performance was helped as our holdings of Fuji Heavy Industries Ltd., the maker of the Subaru automobile line, appreciated in value. In addition, capital goods companies performed well, prompting us to realize profits on our position in Shinko Electric Industries. Because the Japanese equity market's tight trading range did not provide opportunities for stocks to sell at prices below our estimate of their true value, we did not purchase any securities during this reporting period.

This discussion reflects the strategies we employed for the Fund during the six months under review, and includes our opinions as of the close of the period. Since economic and market conditions are constantly changing, our strategies, evaluations, conclusions and decisions regarding portfolio holdings may change as new circumstances arise. Although past performance of a specific investment or sector cannot

  FRANKLIN TEMPLETON JAPAN FUND

  Top 10 Holdings on 9/30/96
  Based on Total Net Assets

  Company                                                     % of Total
  Industry                                                    Net Assets
--------------------------------------------------------------------------------
  Mitsubishi Corp.
  Wholesale & International Trade                                4.8%
--------------------------------------------------------------------------------

  Fuji Heavy Industries Ltd.
  Industrial Components                                          4.3%
--------------------------------------------------------------------------------
  Tenma Corp.
  Miscellaneous Materials & Commodities                          4.2%
--------------------------------------------------------------------------------
  Daito Trust Construction Co. Ltd.
  Construction & Housing                                         3.9%
--------------------------------------------------------------------------------
  Chudenko Corp.
  Industrial Components                                          3.9%
--------------------------------------------------------------------------------
  Toyo Engineering Corp.
  Industrial Components                                          3.8%
--------------------------------------------------------------------------------
  Sony Corp.
  Appliances & Household Durables                                3.7%
--------------------------------------------------------------------------------
  Hokuetsu Paper Mills Ltd.
  Forest Products & Paper                                        3.3%
--------------------------------------------------------------------------------
  Amway Japan Ltd.
  Multi-Industry                                                 3.2%
--------------------------------------------------------------------------------
  Toda Corp.
  Construction & Housing                                         3.0%
--------------------------------------------------------------------------------

For a complete list of portfolio holdings, please see page 6 of this report.



guarantee future performance, such information can be useful in analyzing securities we purchase or sell for the Fund.

Looking forward, we believe the performance of Japanese equities is likely to be closely aligned with the performance of the banking industry. We shall therefore continue to monitor this sector. In our opinion, Japan still has much work to do in reshaping its economy, but such action should eventually lead to potential investment opportunities for shareholders of the Fund.

There are, of course, specific risks involved with investing in a single foreign country, including increased susceptibility to currency fluctuations, market volatility, and economic, social and political uncertainty, which are further discussed in the Fund's prospectus.

Thank you for your continued support of the Franklin Templeton Japan Fund. We welcome your comments and look forward to serving your investment needs in the future.



Sincerely,


/s/ William T. Howard, Jr.
-----------------------------------
William T. Howard, Jr., CFA
Portfolio Manager
Franklin Templeton Japan Fund

PERFORMANCE SUMMARY


The Franklin Templeton Japan Fund produced a total return of -6.70% for the six-month period ended September 30, 1996. Total return measures the change in value of an investment, assuming reinvestment of dividend and capital gains distributions, and does not include the initial sales charge.

The Fund's share price, as measured by net asset value, decreased 85 cents ($0.85), from $10.35 on March 31, 1996 to $9.50 on September 30, 1996. During
the reporting period, shareholders received distributions totaling 17 cents ($0.17) per share in short-term capital gains. Of course, past performance is not predictive of future results, and distributions will vary depending on income earned by the Fund, as well as any profits realized from the sale of securities in the portfolio.




FRANKLIN TEMPLETON JAPAN FUND

Periods Ended 9/30/96

                                                                      Since
                                                                    Inception
                                                         One-Year   (7/28/94)
Cumulative Total Return(1)                                 -1.37%    -2.65%

Average Annual Total Return(2)                             -7.06%    -3.87%

Value of $10,000 Investment(3)                            $9,294    $9,176

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the maximum 5.75% sales charge.

2. Average annual total return represents the average annual change in value of an investment over the specified periods and includes the initial sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the specified periods and include the initial sales charge.

All total return calculations assume reinvestment of dividend and capital gains distributions when paid. Investment return and principal value will fluctuate with market conditions, currency fluctuations, and economic, social and political factors, so that your shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive of future results.

All total return calculations reflect the deduction of a proportional share of Fund expenses on an annual basis. The Fund's Investment Manager and Business Manager have agreed in advance to reduce their respective fees and, in the case of the Business Manager, to make certain payments to reduce expenses, which increases total return to shareholders. If the Managers had not taken this action, the Fund's total return would have been lower. After December 31, 1996, the fee reduction may be discontinued at any time.

FRANKLIN TEMPLETON JAPAN FUND
Financial Highlights

--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)

                                                                  SIX MONTHS                            JULY 28, 1994
                                                                    ENDED                               (COMMENCEMENT
                                                              SEPTEMBER 30, 1996      YEAR ENDED      OF OPERATIONS) TO
                                                                 (UNAUDITED)        MARCH 31, 1996     MARCH 31, 1995
                                                              ------------------    --------------    ----------------
Net asset value, beginning of period                               $  10.35            $   9.93            $ 10.00
                                                                    -------             -------            -------
Income from investment operations:
   Net investment income (loss)                                        (.05)               (.02)               .10
   Net realized and unrealized gain (loss)                             (.63)                .47               (.12)
                                                                    -------             -------            -------
Total from investment operations                                       (.68)                .45               (.02)
                                                                    -------             -------            -------
Distributions:
   Dividends from net investment income                                  --                (.03)              (.05)
   Distributions from net realized gains                               (.17)                 --                 --
                                                                    -------             -------            -------
Total Distributions                                                    (.17)               (.03)              (.05)
                                                                    -------             -------            -------
Change in net asset value                                              (.85)                .42               (.07)
                                                                    -------             -------            -------
Net asset value, end of period                                     $   9.50            $  10.35            $  9.93
                                                                    =======             =======            =======
TOTAL RETURN*                                                       (6.70)%               4.55%             (.19)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                                    $  6,831            $  6,232            $ 1,444
Ratio of expenses to average net assets                               2.60%**             4.90%             12.05%**
Ratio of expenses, net of reimbursement, to average
  net assets                                                          2.00%**             1.99%              1.25%**
Ratio of net investment income (loss) to average
  net assets                                                           .96%**            (.05)%              1.92%**
Portfolio turnover rate                                                  --              54.97%                 --
Average commission rate paid (per share)                           $  .0824            $  .0552

   * TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS. NOT ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
  ** ANNUALIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FRANKLIN TEMPLETON JAPAN FUND
Investment Portfolio, September 30, 1996 (unaudited)

--------------------------------------------------------------------------------

INDUSTRY                    ISSUE                                                   COUNTRY        SHARES        VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS: 90.9%
---------------------------------------------------------------------------------------------------------------------
APPLIANCES & HOUSEHOLD DURABLES: 5.8%
                            Chofu Seisaku Co. Ltd.                                    Jpn.           5,000     $  117,816
                            Hualing Holdings Ltd.                                     H.K.         282,000         25,892
                            Sony Corp.                                                Jpn.           4,000        251,937
                                                                                                               ----------
                                                                                                                  395,645
---------------------------------------------------------------------------------------------------------------------
BANKING: 2.2%
                            Hachijuni Bank Ltd.                                       Jpn.          14,000        146,754
---------------------------------------------------------------------------------------------------------------------
CHEMICALS: 2.3%
                            Daicel Chemical Industries Ltd.                           Jpn.          30,000        158,581
---------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & HOUSING: 13.1%
                            Daito Trust Construction Co. Ltd.                         Jpn.          20,000        268,781
                            Kyudenko Corp.                                            Jpn.          13,000        166,555
                           *Maeda Corp.                                               Jpn.          10,000         86,458
                            National House Industrial Co. Ltd.                        Jpn.          11,000        170,497
                           *Toda Corp.                                                Jpn.          23,000        201,944
                                                                                                               ----------
                                                                                                                  894,235
---------------------------------------------------------------------------------------------------------------------
ELECTRICAL & ELECTRONICS: 4.7%
                            Hitachi Ltd.                                              Jpn.          16,000        154,818
                            Matsushita Electric Industrial Co. Ltd.                   Jpn.          10,000        167,540
                                                                                                               ----------
                                                                                                                  322,358
---------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES: 2.5%
                           *Yamaichi Securities Co. Ltd.                              Jpn.          28,000        171,841
---------------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER: 5.9%
                            Hokuetsu Paper Mills Ltd.                                 Jpn.          29,000        222,667
                            Rengo Co. Ltd.                                            Jpn.          27,000        180,701
                                                                                                               ----------
                                                                                                                  403,368
---------------------------------------------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS: 18.4%
                            Chudenko Corp.                                            Jpn.           8,000        265,197
                           *Fuji Heavy Industries Ltd.                                Jpn.          62,000        294,405
                            Mitsubishi Heavy Industries Ltd.                          Jpn.          23,000        186,901
                            Sanyo Electric Co. Ltd.                                   Jpn.          34,000        182,467
                            Shinko Electric Industries                                Jpn.           2,000         65,762
                            Toyo Engineering Corp.                                    Jpn.          42,000        260,019
                                                                                                               ----------
                                                                                                                1,254,751
---------------------------------------------------------------------------------------------------------------------
INSURANCE: 2.9%
                           *Tokio Marine & Fire Insurance Co. Ltd.                    Jpn.          17,000        201,048
---------------------------------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON JAPAN FUND
Investment Portfolio, September 30, 1996 (unaudited) (cont.)

--------------------------------------------------------------------------------

INDUSTRY                    ISSUE                                                   COUNTRY        SHARES        VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------
MACHINERY & ENGINEERING: 1.3%
                            Hitachi Koki Co. Ltd.                                     Jpn.         10,000      $   89,594
---------------------------------------------------------------------------------------------------------------------
MERCHANDISING: 2.4%
                            Daiei Inc.                                                Jpn.         17,000         161,448
---------------------------------------------------------------------------------------------------------------------
METALS & MINING: 1.7%
                            Nittetsu Mining Co. Ltd.                                  Jpn.         12,000         112,888
---------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS MATERIALS & COMMODITIES: 4.2%
                            Tenma Corp.                                               Jpn.         14,000         288,492
---------------------------------------------------------------------------------------------------------------------
MULTI-INDUSTRY: 4.3%
                            Amway Japan Ltd.                                          Jpn.          5,000         216,817
                            Mitsubishi Oil Co. Ltd.                                   Jpn.         10,000          76,155
                                                                                                               ----------
                                                                                                                  292,972
---------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS: 1.9%
                            Nippon Telegraph & Telephone Corp.                        Jpn.             18         132,240
---------------------------------------------------------------------------------------------------------------------
TEXTILES & APPAREL: 7.1%
                            Nisshinbo Industries Inc.                                 Jpn.         17,000         155,355
                           *Tokyo Style Co. Ltd.                                      Jpn.          8,000         130,448
                           *Wacoal Corp.                                              Jpn.         16,000         200,690
                                                                                                               ----------
                                                                                                                  486,493
---------------------------------------------------------------------------------------------------------------------
TRANSPORTATION: 5.4%
                           *Daiwa Logistics Co. Ltd.                                  Jpn.          8,000         177,037
                            East Japan Railway                                        Jpn.             40         192,806
                                                                                                               ----------
                                                                                                                  369,843
---------------------------------------------------------------------------------------------------------------------
WHOLESALE & INTERNATIONAL TRADE: 4.8%
                            Mitsubishi Corp.                                          Jpn.         26,000         330,780
                                                                                                               ----------
TOTAL COMMON STOCKS (cost $6,623,206)                                                                           6,213,331
---------------------------------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON JAPAN FUND
Investment Portfolio, September 30, 1996 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                                                                PRINCIPAL IN
INDUSTRY                    ISSUE                                                   COUNTRY   LOCAL CURRENCY**      VALUE
---------------------------------------------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 9.0% (cost $613,425)
                            U.S. Treasury Bills, 4.92% to 5.165% with
                            maturities to 12/05/96                                    U.S.         618,000     $  613,619
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS: 99.9% (cost $7,236,631)                                                                      6,826,950
OTHER ASSETS, LESS LIABILITIES: 0.1%                                                                                3,633
                                                                                                               ----------
TOTAL NET ASSETS: 100.0%                                                                                       $6,830,583
                                                                                                               ==========

 * NON-INCOME PRODUCING.
** CURRENCY OF COUNTRY INDICATED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FRANKLIN TEMPLETON JAPAN FUND
Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1996 (unaudited)

Assets:
   Investments in securities, at value
      (identified cost $7,236,631)             $6,826,950
   Cash                                             2,063
   Receivables:
      Fund shares sold                            138,769
      Dividends and interest                       16,215
   Unamortized organization costs                  65,081
                                               -----------
         Total assets                           7,049,078
                                               -----------
Liabilities:
   Payables for investment securities
      purchased                                   182,894
   Accrued expenses                                35,601
                                               -----------
         Total liabilities                        218,495
                                               -----------
Net assets, at value                           $6,830,583
                                               ===========
Net assets consist of:
   Accumulated net investment loss                (36,811)
   Net unrealized depreciation                   (409,681)
   Accumulated net realized loss                   (9,967)
   Net capital paid in on shares of
      beneficial interest                       7,287,042
                                               -----------
Net assets, at value                           $6,830,583
                                               ===========
Shares outstanding                                718,781
                                               ===========
Net asset value per share
   ($6,830,583 / 718,781)                      $     9.50
                                               ===========
Maximum offering price
   ($9.50 / 94.25%)                            $    10.08
                                               ===========

STATEMENT OF OPERATIONS
For the six months
September 30, 1996 (unaudited)

Investment income:
   (net of $3,540 foreign
   taxes withheld)
   Dividends                          $  20,424
   Interest                              17,261
                                      ---------
      Total income                                $  37,685
Expenses:
   Management fees (Note 3)              27,171
   Administrative fees (Note 3)           5,436
   Distribution fees (Note 3)            12,686
   Transfer agent fees (Note 3)           8,200
   Custodian fees                         1,500
   Reports to shareholders                1,000
   Audit fees                             3,250
   Legal fees (Note 3)                    1,500
   Registration and filing fees          21,200
   Trustees' fees and expenses              200
   Amortization of organization
     costs                               11,377
   Other                                    535
                                      ---------
      Total expenses                     94,055
   Less expenses reimbursed
      (Note 3)                          (21,574)
                                      ---------
      Total expenses less
         reimbursement                               72,481
                                                  ---------
         Net investment loss                        (34,796)
Realized and unrealized loss:
   Net realized loss on:
      Investments                          (153)
      Foreign currency transactions      (9,151)
                                      ---------
                                         (9,304)
   Net unrealized depreciation
      on investments                   (446,561)
                                      ---------
      Net realized and
        unrealized loss                            (455,865)
                                                  ---------
Net decrease in net assets resulting
   from operations                                $(490,661)
                                                  =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

FRANKLIN TEMPLETON JAPAN FUND
Financial Statements (cont.)

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SIX MONTHS
                                                                                       ENDED
                                                                                 SEPTEMBER 30, 1996      YEAR ENDED
                                                                                    (UNAUDITED)        MARCH 31, 1996
                                                                                 ------------------    ---------------
Increase (decrease) in net assets:
   Operations:
      Net investment loss                                                            $  (34,796)         $    (2,015)
      Net realized gain (loss) on investment and foreign currency transactions           (9,304)             119,620
      Net unrealized appreciation (depreciation)                                       (446,561)              35,226
                                                                                    -----------          -----------
         Net increase (decrease) in net assets resulting from operations               (490,661)             152,831
   Distribution to shareholders:
      From net investment income                                                             --               (4,653)
      From net realized gain                                                           (119,856)                  --
   Fund share transactions (Note 2)                                                   1,209,329            4,640,078
                                                                                    -----------          -----------
         Net increase in net assets                                                     598,812            4,788,256
Net assets:
   Beginning of period                                                                6,231,771            1,443,515
                                                                                    -----------          -----------
   End of period                                                                     $6,830,583          $ 6,231,771
                                                                                    ===========          ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

FRANKLIN TEMPLETON JAPAN FUND
Notes to Financial Statements (unaudited)

--------------------------------------------------------------------------------
1. SUMMARY OF ACCOUNTING POLICIES

Franklin Templeton Japan Fund (the Fund) is an open-end, diversified management investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth by investing primarily in securities of companies domiciled in Japan and traded in Japanese securities markets. The following summarizes the Fund's significant accounting policies.

A. SECURITIES VALUATIONS:

Securities listed or traded on a recognized national or foreign exchange or NASDAQ are valued at the last reported sales prices on the principal exchange on which the securities are traded. Over-the-counter securities for which no sale is reported are valued at the mean between the last current bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.

B. FOREIGN CURRENCY TRANSACTIONS:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Fund purchases or sells foreign securities it customarily enters into a foreign exchange contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in the exchange rates.

C. INCOME TAXES:

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision has been made for income taxes.

D. UNAMORTIZED ORGANIZATION COSTS:

Organization costs are being amortized on a straight line basis over five years.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND EXPENSES:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Certain dividend income on foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

F. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FRANKLIN TEMPLETON JAPAN FUND
Notes to Financial Statements (unaudited) (cont.)

--------------------------------------------------------------------------------

2. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

At September 30, 1996, there were an unlimited number of shares of beneficial interest authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                 SIX MONTHS ENDED                YEAR ENDED
                                                                SEPTEMBER 30, 1996             MARCH 31, 1996
                                                               ---------------------       ----------------------
                                                               SHARES       AMOUNT         SHARES        AMOUNT
                                                              --------    ----------      --------     -----------
           Shares sold                                         452,366    $ 4,626,318     1,375,298    $13,696,032
           Shares issued on reinvestment of distributions       10,075        104,181           236          2,326
           Shares redeemed                                    (345,647)    (3,521,170)     (918,913)    (9,058,280)
                                                              --------    -----------      --------    -----------
           Net increase                                        116,794    $ 1,209,329       456,621    $ 4,640,078
                                                              ========    ===========      ========    ===========

Templeton Global Investors, Inc., the Fund's administrative manager, is the record owner of 51,239 shares as of September 30, 1996.

3. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also directors or officers of Templeton Investment Counsel, Inc. (TICI), Templeton Global Investors, Inc. (TGII), Franklin Templeton Distributors, Inc. (FTD), and Franklin Templeton Investor Services (FTIS), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays monthly an investment management fee to TICI equal, on an annual basis, to 0.75% of the average daily net assets of the Fund. The Fund pays TGII monthly an administrative fee of 0.15% per annum on the first $200 million of the Fund's average daily net assets, 0.135% of the next $500 million, 0.10% of the next $500 million, and 0.075% per annum of such average assets in excess of $1.2 billion. TICI and TGII have voluntarily agreed to reduce their respective fees to the extent necessary to limit total expenses to an annual rate of 2.00% of the Fund's average daily net assets through December 31, 1996. The amount of reimbursement for the six months ended September 30, 1996 is set forth in the Statement of Operations. For the six months ended September 30, 1996, FTD received net commissions of $10,628 from the sale of Fund's shares and FTIS received fees of $8,200.

Pursuant to a distribution plan, the Fund reimburses FTD monthly (subject to a limit of 0.35% per annum of the Fund's average daily net assets) for FTD's cost and expenses in connection with any activity that is primarily intended to result in sales of Fund shares. Such distribution fees are set forth in the Statement of Operations. Under the distribution plan, costs and expenses exceeding the maximum may be reimbursed in subsequent periods. At September 30, 1996, unreimbursed expenses amounted to $9,830.

An officer of the Fund is a partner of Dechert Price & Rhoads, legal counsel for the Fund, which firm received fees of $1,500 for the six months ended September 30, 1996.

FRANKLIN TEMPLETON JAPAN FUND
Notes to Financial Statements (unaudited) (cont.)

--------------------------------------------------------------------------------

4. PURCHASES AND SALES OF SECURITIES

Purchases of securities (excluding short-term securities) for the six months ended September 30, 1996 aggregated $1,311,800. The cost of securities for federal income tax purposes is the same as that shown in the Investment Portfolio. Realized gains and losses are reported on an identified cost basis.

At September 30, 1996, the aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

           Unrealized appreciation                                                                 $  73,461
           Unrealized depreciation                                                                  (483,142)
                                                                                                   ----------
           Net unrealized depreciation                                                             $(409,681)
                                                                                                   ==========

                                     NOTES

LITERATURE REQUEST
--------------------------------------------------------------------------------

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH

Franklin Global Health
 Care Fund

Franklin Templeton
 Japan Fund

Templeton Developing
 Markets Trust

Templeton Foreign Fund

Templeton Foreign Smaller
 Companies Fund

Templeton Global
 Infrastructure Fund

Templeton Global
 Opportunities Trust

Templeton Global
 Real Estate Fund

Templeton Global Smaller
 Companies Fund

Templeton Greater
 European Fund

Templeton Growth Fund

Templeton Latin America
 Fund

Templeton Pacific
 Growth Fund

Templeton World Fund


GLOBAL GROWTH AND INCOME

Franklin Global Utilities Fund

Franklin Templeton German
 Government Bond Fund

Franklin Templeton
 Global Currency Fund

Mutual European Fund

Templeton Global Bond Fund

Templeton Growth and
 Income Fund


GLOBAL INCOME

Franklin Global Government
 Income Fund

Franklin Templeton Hard
 Currency Fund

Franklin Templeton High
 Income Currency Fund

Templeton Americas
 Government Securities Fund


GROWTH

Franklin Blue Chip Fund

Franklin California Growth Fund

Franklin DynaTech Fund

Franklin Equity fund

Franklin Gold Fund

Franklin Growth Fund

Franklin MidCap Growth Fund

Franklin Small Cap Growth Fund

Mutual Discovery Fund


GROWTH AND INCOME

Franklin Asset Allocation Fund

Franklin Balance Sheet
 Investment Fund

Franklin Convertible
 Securities Fund

Franklin Equity Income Fund

Franklin Income Fund

Franklin MicroCap Value Fund

Franklin Natural Resources Fund

Franklin Real Estate
 Securities Fund

Franklin Rising Dividends Fund

Franklin Strategic Income Fund

Franklin Utilities Fund

Franklin Value Fund

Mutual Beacon Fund

Mutual Qualified Fund

Mutual Shares Fund

Templeton American Trust, Inc.


INCOME

Franklin Adjustable Rate
 Securities Fund

Franklin Adjustable U.S.
 Government Securities Fund

Franklin's AGE High
 Income Fund

Franklin Investment Grade
 Income Fund

Franklin Short-Intermediate U.S.
 Government Securities Fund

Franklin U.S. Government
 Securities Fund

Franklin Money Fund

Franklin Federal Money Fund


FOR NON-U.S. INVESTORS:

Franklin Tax-Advantaged
 High Yield Securities Fund

Franklin Tax-Advantaged
 International Bond Fund

Franklin Tax-Advantaged
 Government Securities Fund


FOR CORPORATIONS:

Franklin Corporate Qualified
 Dividend Fund


FRANKLIN FUNDS SEEKING
TAX-FREE INCOME

Federal Intermediate-Term
 Tax-Free Income Fund

Federal Tax-Free Income Fund

High Yield Tax-Free
 Income Fund

Insured Tax-Free Income Fund

Puerto Rico Tax-Free
 Income Fund

Tax-Exempt Money Fund


FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME

Alabama

Arizona*

Arkansas**

California*

Colorado

Connecticut

Florida*

Georgia*

Hawaii**

Indiana

Kentucky

Louisiana

Maryland

Massachusetts***

Michigan*

Minnesota***

Missouri

New Jersey

New York*

North Carolina

Ohio***

Oregon

Pennsylvania

Tennessee**

Texas

Virginia

Washington**


VARIABLE ANNUITIES

Franklin Valuemark(R)

Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)


*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

***Portfolio of insured municipal securities.                            11/96.1

                                [Globe Graphic]

FRANKLIN TEMPLETON
JAPAN FUND

Principal Underwriter:

Franklin Templeton
Distributors, Inc.
700 Central Avenue
St. Petersburg,
Florida 33701-3628

Shareholder Services
1-800-632-2301

Fund Information
1-800-342-5236

This report must be preceded or accompanied by the current prospectus of Franklin Templeton Japan Fund, which contains more complete information including charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the investment manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


FRANKLIN

TEMPLETON

JAPAN

FUND

SEMI-ANNUAL REPORT
SEPTEMBER 30, 1996

[FRANKLIN TEMPLETON LOGO]

[RECYCLE LOGO]                        TL417 896 11/96